SHARE-BASED INCENTIVE COMPENSATION PLANS	3 Months Ended	12 Months Ended
	Nov. 30, 2014	Aug. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED INCENTIVE COMPENSATION PLANS
(9)	SHARE-BASED INCENTIVE COMPENSATION PLANS

For a discussion of the Company’s share-based incentive compensation plans, refer to Note 10 of the Company’s Annual Report on Form 10-K for the fiscal year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015. The Company did not grant any restricted stock awards during the three months ended November 30, 2014 and 2013.

The Company recorded share-based incentive compensation expense of $1.3 million during each of the three months ended November 30, 2014 and 2013. These amounts are primarily included in selling, general and administrative expenses in the accompanying consolidated statements of operations.

On December 12, 2014, both the Compensation Committee and all of the independent members of the Board of Directors of the Company unanimously approved the accelerated vesting upon retirement of the outstanding equity compensation awards previously granted to Joseph M. Gingo in 2013 and 2014 in lieu of the pro rata vesting otherwise required under the terms of the awards. As a result, the Company expects to recognize a one-time charge of approximately $5.8 million during the second quarter of fiscal 2015 for such accelerated vesting. Awards granted in 2012 will vest pursuant to their grant terms and conditions on January 12, 2015.

NOTE 10 — SHARE-BASED INCENTIVE COMPENSATION PLANS

On December 7, 2006, the Company adopted the 2006 Incentive Plan, which provides for the grant of various stock-based incentive compensation awards. Upon adoption of the 2006 Incentive Plan, all remaining shares eligible for award under a previous plan were added to the 2006 Incentive Plan. On December 9, 2010, the Company’s stockholders approved the adoption of the A. Schulman, Inc. 2010 Value Creation Rewards Plan (“2010 Rewards Plan”) which also provides for similar grants. It has been the Company’s practice to issue new shares of common stock upon stock option exercise and the vesting of awards under these plans. As of August 31, 2014, there were 524,749 shares and 22,949 shares of common stock available for grant pursuant to the Company’s 2006 Incentive Plan and the 2010 Rewards Plan, respectively. The restricted stock awards outstanding under these plans have service vesting periods of three years following the date of grant. Also, certain of these awards have market or performance vesting conditions.

The following table summarizes the activity of time-based and performance-based restricted stock awards:

	Awards Outstanding		Weighted-Average Fair Market Value (per share)
	Time- Based	Performance- Based	Time- Based	Performance- Based
Outstanding at August 31, 2013	133,359	1,081,585	$25.20	$20.41
Granted	42,138	315,941	$34.42	$34.42
Vested	(19,405)	(30,366)	$21.63	$11.62
Forfeited	—	(265,723)	$—	$15.21

Outstanding at August 31, 2014	156,092	1,101,437	$28.14	$25.93

Time-based awards are valued at the fair market value on the date of grant, have voting rights and earn dividends throughout the vesting period which are subject to the same vesting terms as the underlying restricted stock awards. The weighted-average grant date fair value of time-based awards granted during the years ended August 31, 2014, 2013 and 2012 were $34.42, $29.18 and $22.64, respectively.

Performance-based awards vest based on market or performance conditions and do not have voting rights. Included in the outstanding performance-based awards as of August 31, 2014 are 485,065 performance-based awards, which earn dividends throughout the vesting period, and the remaining performance-based awards which do not earn dividends. Earned dividends are subject to the same vesting terms as the underlying performance-based awards.

The performance-based awards in the table above include 441,282 shares which vest based on market conditions and are valued based upon a Monte Carlo valuation model. Vesting of the ultimate number of shares underlying such performance-based awards, if any, will be dependent upon the Company’s total stockholder return in relation to the total stockholder return of a select group of peer companies over a three-year period. The probability of meeting the market criteria is considered when calculating the estimated fair market value using a Monte Carlo valuation model. Such awards granted prior to fiscal 2013 are accounted for as equity awards with market conditions given that recipients receive shares of stock upon vesting, and expense for these awards is recognized over the service period regardless of whether the market condition is achieved and the awards ultimately vest. Awards granted in fiscal 2013 and 2014 provide recipients an option to receive cash or shares of common stock upon vesting. As such, the fiscal 2013 and 2014 awards are accounted for as liability awards with a market condition, and the Company remeasures these awards at fair value on a quarterly basis over the service period. Expense for these awards is recognized only to the extent the market conditions are achieved and the awards ultimately vest.

The fair values of the performance-based awards with market conditions were estimated using a Monte Carlo valuation model using the following assumptions:

	2014(a)	2013(a)	2012(b)
Dividend yield	—%	—%	3.00%
Expected volatility	31.00%	35.00%	43.00%
Risk-free interest rate	1.03%	0.77%	0.42%
Correlation	53.00%	56.00%	61.00%

(a)	Assumptions as of August 31 for the respective years related to liability classified awards
(b)	Weighted average grant date assumptions related to equity classified awards

The fair value of the remaining 660,155 performance-based awards in the table above is based on the closing price of the Company’s common stock on the date of the grant. Vesting of the ultimate number of shares underlying such performance-based awards, if any, will be dependent upon the Company’s return on invested capital (“ROIC”) in relation to an internal targeted ROIC over a three-year period.

The weighted-average grant date fair value of the performance-based awards granted in fiscal 2014, 2013 and 2012 were $34.42, $29.08 and $17.71 per share, respectively.

A summary of stock option activity is as follows:

	Outstanding Shares Under Option	Weighted-Average Exercise Price
Outstanding at August 31, 2013	19,002	$19.13
Exercised	(12,167)	$19.06
Forfeited and expired	(1,834)	$19.16

Outstanding at August 31, 2014	5,001	$19.29

Exercisable at August 31, 2014	5,001	$19.29

The intrinsic value of a stock option is the amount by which the market value of the underlying stock exceeds the exercise price of the option. The total intrinsic value for stock options outstanding and exercisable as of August 31, 2014 was $0.1 million with a remaining term for options outstanding and exercisable of 1 year. The total intrinsic value of options exercised for the years ended August 31, 2014, 2013, and 2012 was $0.2 million, $0.6 million and $0.4 million, respectively. All outstanding and exercisable stock options are fully vested as of August 31, 2014. The Company did not grant stock options in fiscal years 2014, 2013 or 2012.

Total unrecognized compensation cost, including a provision for estimated forfeitures, related to nonvested stock-based compensation arrangements as of August 31, 2014 was $11.6 million. This cost is expected to be recognized over a weighted-average period of 1.3 years.

The Company made no cash payments for cash-settled restricted stock units and cash-based awards during fiscal 2014. During fiscal 2013 and 2012, the Company made payments of $0.2 million and $0.3 million for cash-settled restricted stock units and cash-based awards, respectively.

During fiscal 2014 and 2013, the Company granted non-employee directors 23,150 shares and 27,860 shares of unrestricted common stock, respectively.

The Company has an Employee Stock Purchase Plan (“ESPP”) whereby employees may purchase Company stock through a payroll deduction plan. Purchases are made from the plan and credited to each participant’s account at the end of each calendar quarter (the “Investment Date”). The purchase price of the stock is 85% of the fair market value on the Investment Date. The plan is compensatory and the 15% discount is expensed ratably over the three month offering period. All employees, including officers, are eligible to participate in this plan. An employee whose stock ownership of the Company exceeds five percent of the outstanding common stock is not eligible to participate in this plan. The Company recorded minimal expense related to the ESPP during fiscal 2014, 2013 and 2012. It is the Company’s current practice to use treasury shares for the share settlement on the Investment Date.

The following table summarizes the impact to the Company’s consolidated statements of operations from share-based incentive compensation plans, which is primarily included in selling, general and administrative expenses in the accompanying consolidated statements of operations:

	Year Ended August 31,
	2014	2013	2012
	(In thousands)
Time-based and performance-based restricted stock awards	$7,105	$2,454	$3,813
Board of Directors unrestricted awards	797	850	845

Total share-based incentive compensation	$7,902	$3,304	$4,658